Remuneration of auditors - Summary of remuneration of auditors (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Auditor's remuneration [abstract]
Audit or review of the financial statements	$ 131	$ 132	$ 140
F3 consent	11		1
Tax compliance services		8	12
Auditors remuneration	$ 142	$ 140	$ 153